Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Portfolio – Managed Volatility Growth Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 16,741	$ 14,913	$ 12,982	$ 16,071	$ 14,321	$ 12,836	$ 10,830	$ 11,738	$ 9,991	$ 9,666	$ 10,000
Variable Portfolio – Managed Volatility Growth Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 16,490	14,726	12,851	15,950	14,255	12,808	10,830	11,738	9,991	9,666	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Blended Benchmark - 46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net)
Account Value	$ 20,424	$ 18,275	$ 15,601	$ 18,541	$ 16,416	$ 14,346	$ 11,817	$ 12,420	$ 10,761	$ 10,050	$ 10,000